Note 15 - Subsequent Events	9 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

15. SUBSEQUENT EVENTS

On July 1, 2023, the “Company” entered into an amendment (“Amendment No. 7 to the First Notes”) with the holders of the Company’s outstanding 2022 Notes, as amended on February 14, 2023, and as subsequently amended on March 10, 2023, March 15, 2023, April 15, 2023, May 15, 2023, and June 15, 2023, issued in connection with a private placement financing the Company completed on July 6, 2022 (the “First Closing”). On July 1, 2023, the Company also entered into an amendment (“Amendment No. 7 to the Second Notes”) with the holders of the Company’s outstanding Second Notes, as amended on February 14, 2023, and as subsequently amended on March 10, 2023, March 15, 2023, April 15, 2023, May 15, 2023, and June 15, 2023, issued in connection with a private placement financing the Company completed on January 18, 2023 (the “Second Closing”). On July 1, 2023, the Company also entered into an amendment (“Amendment No. 2 to the Third Notes and, together with Amendment No. 7 to the First Notes and Amendment No. 7 to the Second Notes, the “Amendments to the 2022 Notes”) with the holders of the Company’s outstanding Third Notes, as amended on June 15, 2023, issued in connection with a private placement financing the Company completed on May 15, 2023 (the “Third Closing”).

Under the Amendments to the 2022 Notes, the 2022 Notes, Second Notes, and Third Notes were amended to extend the date of the completion of an uplist to any of the Nasdaq Global Market, Nasdaq Capital Market, New York Stock Exchange or NYSE American (such transaction, an “Uplist Transaction”) from July 31, 2023 to August 31, 2023.

As a result of the entry into the Amendments to the 2022 Notes, and pursuant to the terms of the Company’s outstanding Exchanged Notes, the Exchanged Notes were automatically amended to extend the date of completion of an Uplist Transaction from July 31, 2023 to August 31, 2023. Also, as a result of the entry into the Amendments to the 2022 Notes, and pursuant to the terms of the Company’s outstanding Series 1 Unsecured Convertible Promissory Notes and Series 2 Unsecured Convertible Promissory Notes, each as amended on March 10, 2023, the Series Note Amendments Termination Date set forth under Amendment No. 1 to the Series 1 Unsecured Convertible Promissory Notes and Amendment No. 1 to the Series 2 Unsecured Convertible Promissory Notes was automatically amended to extend from July 31, 2023 to August 31, 2023. Additional information related to such matters can be found in the Form 8-K filed by the Company with Securities and Exchange Commission on July 7, 2023.

On July 7, 2023, the Company announced that it had entered into a Securities Purchase Agreement (the “2023 SPA”) with certain institutional and accredited individual investors (collectively, the “Investors”) providing for the issuance and sale by the Company to the Investors of an aggregate of (i) 218,656 shares (the “Shares”) of common stock, par value $0.001, of the Company (the “Common Stock”) at a purchase price of $2.20 per share; (ii) 624,525 warrants (the “Pre-Funded Warrants”) at a purchase price of $2.192 per Pre-Funded Warrant, to purchase an aggregate of 624,525 shares of Common Stock (the “Pre-Funded Warrant Shares”); and (iii) 1,686,361 warrants (the “Common Warrants”) to purchase an aggregate 1,686,361 shares of Common Stock (the “Common Stock Warrants Shares”). The Shares, Pre-Funded Warrants, and Common Warrants were issued as part of a private placement offering authorized by the Company’s board of directors (the “Bridge Offering”). The Company engaged an investment bank in connection with Bridge Offering. Per the terms of that agreement, the Company is obligated to pay the placement agent a fee of 8% of gross proceeds received and issue placement agent warrants to purchase that number of securities equal to 5% of the aggregate number of securities sold in the offering.

Pursuant to the lock-up agreement provided for by the SPA, the Investors agreed that they would either (A) purchase securities, for cash, in an offering conducted in conjunction with an uplist of the Common Stock to any of, and in compliance with the rules of, the Nasdaq Global Market, Nasdaq Capital Market, New York Stock Exchange or NYSE American (the “Uplist Transaction”) with an aggregate purchase price equal to at least 4.3 multiplied by the aggregate purchase price paid by the Investor for the Shares, Pre-Funded Warrants and Common Warrants under the SPA or (B) be subject to a lock-up provision not to sell or otherwise transfer any of the Shares, Pre-Funded Warrant Shares or Common Warrant Shares acquired by them in the Bridge Offering until the one-year anniversary of the Closing Date. The aggregate gross proceeds for the sale of the Shares, Pre-Funded Warrants, and Common Warrants will be approximately $1.85 million, before deducting the placement agent’s fees and other estimated fees and offering expenses payable by the Company. The closing of the sales of these securities under the SPA occurred on July 7, 2023 (the “Closing Date”).

The 2023 SPA also provides additional provisions including: i) certain adjustments that would require the Company to issue additional securities to the Investors if the effective offering price to the public of Common Stock in connection with the next underwritten public offering is less than $32.00 per share; ii) a requirement to register the Shares, Pre-Funded Warrant Shares, and Common Stock Warrant Shares on a subsequent registration statement or statements; and, iii) certain restrictions on the Company’s ability to conduct subsequent sales of its equity securities and certain business activities. Additional information related to such matters can be found in the Form 8-K filed by the Company with Securities and Exchange Commission on July 13, 2023.

On July 7, 2023, the Company entered into an amendment (“Amendment No. 8 to the First Notes”) with the holders of the Company’s outstanding 2022 Notes, as amended on February 14, 2023, and as subsequently amended on March 10, 2023, March 15, 2023, April 15, 2023, May 15, 2023, June 15, 2023, and July 1, 2023, issued in connection with a private placement financing the Company completed on July 6, 2022 (the “First Closing”). On July 1, 2023, the Company also entered into an amendment (“Amendment No. 8 to the Second Notes” with the holders of the Company’s outstanding Second Notes, as amended on February 14, 2023, and as subsequently amended on March 10, 2023, March 15, 2023, April 15, 2023, May 15, 2023, June 15, 2023, and July 1, 2023, issued in connection with a private placement financing the Company completed on January 18, 2023 (the “Second Closing”). On July 1, 2023, the Company also entered into an amendment (“Amendment No. 3 to the Third Notes”, and, together with Amendment No. 8 to the First Notes and Amendment No. 8 to the Second Notes, the “Amendments to the 2022 Notes”) with the holders of the Company’s outstanding Third Notes, as amended on June 15, 2023, and as subsequently amended on July 1, 2023, issued in connection with a private placement financing the Company completed on May 15, 2023 (the “Third Closing”).

Under the Amendments to the 2022 Notes, the following amendments to the 2022 Notes, Second Notes, and Third Notes will be simultaneously effective upon the closing of an offering conducted in conjunction with an uplist of the Common Stock to any of, and in compliance with the rules of, the Nasdaq Global Market, Nasdaq Capital Market, New York Stock Exchange or NYSE American (the “Uplist Transaction”). The Specified Percentage (as defined below) of the then outstanding principal amount of the 2022 Notes, Second Notes, and Third Notes shall automatically convert (the “Automatic Conversion”) into shares of Common Stock, with the conversion price for purposes of such Automatic Conversion being equal to the lower of (i) the per unit price at which any units (each unit being comprised of one share or share equivalent and accompanying warrants, if any) are sold in the Uplist Transaction or (ii) the price at which warrants issued in the Uplist Transaction are exercisable (but in no event increased above the conversion price in effect immediately prior to the pricing of the Uplist Transaction).

In addition, if the Holder (as defined below) (i) participates in the Uplist Transaction and in the Bridge Offering for a combined (taking into account the Holder’s aggregate investment in the Uplist Transaction and the Bridge Offering) amount equal to no less than fifty percent (50%) of the Holder’s original purchase price under the 2022 Notes, Second Notes, and Third Notes, and (ii) the Holder’s amount of participation in the Uplist Transaction is at least 4.3 times the Holder’s amount of participation in the Bridge Offering, then the Holder shall receive a pre-funded warrant (the “Participating Pre-Funded Warrant”) to purchase a number of shares of Common Stock equal to the Specified Number (as defined below) times the dollar amount under the 2022 Notes that was converted in the Automatic Conversion. The Participating Pre-Funded Warrant (i) shall have an exercise price of $0.001 per share, (ii) may be exercised on a cashless basis, (iii) shall be exercisable by the Holder at any time commencing on the 90th day after issuance, (iv) may be redeemed by the Company for cash at a redemption price of $6.56 per share underlying the Participating Pre-Funded Warrant with any such redemption made pro rata to all holders of the Participating Pre-Funded Warrants, (v) and shall contain a customary beneficial ownership limitation provision. Additionally, the holder of the Participating Pre-Funded Warrants will agree that, until January 6, 2024, it shall not offer, sell, assign, transfer, pledge, contract to sell, or otherwise dispose of, or announce the intention to otherwise dispose of, the Participating Pre-Funded Warrant.

“Specified Percentage” means the greater of: (i) the percentage specified by the Company by notice to the 2022 Note holders (the “Holders”, and each a “Holder”) at least five business days prior to the closing of the Uplist Transaction, which percentage shall be the percentage necessary to ensure the applicable Nasdaq requirements regarding the Uplist Transaction are satisfied, and (ii) the percentage specified by the Holder by notice to the Company at least three business days prior to the closing of the Uplist Transaction (which percentage may be different for each 2022 Note, Second Note, and/or Third Note as determined by each Holder thereof); provided, that in no event shall the Specified Percentage for the 2022 Notes, Second Notes, and/or Third Notes (A) exceed twenty five percent (25%) unless otherwise agreed in writing by the Holder, or (B) exceed fifty percent (50%) unless otherwise agreed in writing by the Company.

“Specified Number” means, if the Specified Percentage is 50%, 2.4, which number shall be increased by 1.6% for each percentage point decrease in the Specified Percentage, such increase being compounded iteratively for each percentage point decrease in the Specified Percentage, with the result rounded to two decimal places. Additional information related to such matters can be found in the Form 8-K filed by the Company with Securities and Exchange Commission on July 13, 2023.

Additionally, on July 7, 2023, the Company entered into an amendment (the “Omnibus Amendment to Notes and Warrants”) with the Holders of the 2022 Notes, Second Notes, and Third Notes amending the 2022 Notes, Second Notes, and Third Notes and related warrants issued at each of the First Closing, Second Closing, and Third Closing (the “First Warrants”, “Second Warrants” and “Third Warrants”, respectively, and collectively, the “2022 Warrants”). Under the Omnibus Amendment to Notes and Warrants, the 2022 Notes, Second Notes, Third Notes, and related warrants were amended (i) to modify the Most Favored Nation provisions therein to exclude the Bridge Offering, and (ii) to prohibit the Company from engaging in any capital raising transactions, subject to certain exceptions, until the earlier of (A) July 7, 2027, and (B) the first date on which all Holders hold less than 20% of the original amount of the Participating Pre-Funded Warrants received by each Holder, respectively, in connection with the Automatic Conversion. Additional information related to such matters can be found in the Form 8-K filed by the Company with Securities and Exchange Commission on July 13, 2023.

On July 7, 2023 the Company paid $60,000 to a shareholder that had previously advanced the Company $50,000 to support operations. The payment satisfied all remaining obligations in connection with the $538,000 of shareholder advances received by the Company through May 12, 2023. The additional $488,000 was issued as a Third Note (see Note 11).

On July 11, 2023, the Company entered into a finance agreement with First Insurance Funding in order to fund a portion of its insurance policies. The amount financed is approximately $310,000 and incurs interest at a rate of 7.49%. Per the terms of its agreement with First Insurance Funding, the Company is required to make monthly payments of approximately $32,000 through April 2024.

On July 12, 2023, the Company secured countersigned notices of conversion from all remaining holders of the Series 1 Convertible Notes, and provided instructions to its transfer agent to issue a total of 7,489 shares of Common Stock in full satisfaction of all previously outstanding Series 1 Convertible Notes. Pursuant to the Series 1 Convertible Notes, the Company can elect to convert the principal and accrued interest under the Series Convertible Notes obligation (the “Series Note Obligations”) upon the earlier of the effective time of the Uplisting Transaction, or the maturity date. In the case of an In-Kind Note Repayment, the outstanding Note Obligations will be calculated by increasing by thirty-five percent the aggregate sum of the unpaid Principal Amount held by each Holder and the accrued interest at a rate of ten percent per annum, subject to, with respect to any portion of the Principal Amount that is converted or prepaid before the twelve month anniversary of the Issuance Date, a minimum interest payment equal to ten percent of the amount that is converted or prepaid. As consideration for agreeing to subordinate to the 2022 Notes, the premium applicable in connection with an In-Kind Note Repayment at maturity was increased from thirty-five percent to sixty percent. In the event the Company exercises such option, the Series Note Obligations will be deemed to equal the product of 4.5 (which was previously 1.6 prior to the Series Note Amendments) and the outstanding Series Note Obligations.

On July 18, 2023, the Board of the Directors of the Company executed a unanimous written consent that, among other things, approved, subject to the approval of a majority of the stockholders of the Company, the following: 1) amend the Amended and Restated Articles of Incorporation (the “Articles”) to a) increase the number of authorized shares of common stock, par value $0.001 (the “Common Stock”) from 12 million to 350 million, b) create 5,000,000 shares of “blank check” preferred stock, and c) approve a reverse split at a ratio of between 1-for-1.5 and 1-for-20 without any proportionate decrease in the number of authorized shares; 2) amend the Bylaws of the Company to a) allow action by written consent of stockholders representing more than 50% of the total number of shares of Common Stock currently issued and outstanding, and b) establish that holders of thirty-three and one-third (33.3333%) of the total number of shares of Common Stock currently issued and outstanding shall constitute a quorum at any meeting of stockholders for the transaction of business, except as otherwise provided by the NRS or by the Articles; and, 3) approve the 2023 Omnibus Equity Incentive Plan with an initial reservation of 56,897 shares, options or other such grants. Additional information related to such matters can be found in the Form 8-K filed by the Company with Securities and Exchange Commission on July 24, 2023.

On July 31, 2023, Arch Therapeutics, Inc. (the “Company”) entered into an amendment (“Amendment No. 9 to the First Notes”) with the holders of the Company’s outstanding 2022 Notes, as amended on February 14, 2023, and as subsequently amended on March 10, 2023, March 15, 2023, April 15, 2023, May 15, 2023, June 15, 2023, July 1, 2023 and July 7, 2023 issued in connection with a private placement financing the Company completed on July 6, 2022 (the “First Closing”). On July 31, 2023, the Company also entered into an amendment (“Amendment No. 9 to the Second Notes”) with the holders of the Company’s outstanding Second Notes, as amended on February 14, 2023, and as subsequently amended on March 10, 2023, March 15, 2023, April 15, 2023, May 15, 2023, June 15, 2023, July 1, 2023, and July 7, 2023 issued in connection with a private placement financing the Company completed on January 18, 2023 (the “Second Closing”). On July 31, 2023, the Company also entered into an amendment (“Amendment No. 4 to the Third Notes and, together with Amendment No. 9 to the First Notes and Amendment No. 9 to the Second Notes, the “Amendments to the 2022 Notes”) with the holders of the Company’s outstanding Third Notes, as amended on June 15, 2023, and as subsequently amended on July 1, 2023 and July 7, 2023 issued in connection with a private placement financing the Company completed on May 15, 2023 (the “Third Closing”).

Under the Amendments to the 2022 Notes, the 2022 Notes, Second Notes, and Third Notes were amended to extend the date of the completion of an uplist to any of the Nasdaq Global Market, Nasdaq Capital Market, New York Stock Exchange or NYSE American (such transaction, an “Uplist Transaction”) from July 31, 2023 to August 31, 2023.

As a result of the entry into the Amendments to the 2022 Notes, and pursuant to the terms of the Company’s outstanding Exchanged Notes, the Exchanged Notes were automatically amended to extend the date of completion of an Uplist Transaction from July 31, 2023 to August 31, 2023. Additional information related to such matters can be found in the Form 8-K filed by the Company with Securities and Exchange Commission on August 4, 2023.